Loans Receivable	12 Months Ended
Dec. 31, 2023
Loans receivable [Abstract]
Loans receivable

Note 8 – Loans receivable

Due to strategic business cooperation, the Company made interest-free advances to third parties. As of December 31, 2023 and 2022, the outstanding balance of such interest-free advances were $29,156,394 and $27,150,487, respectively.